Interim Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 338,311,000	$ 481,123,000
Short-term investments	10,436,000
Accounts receivable	10,935,000	6,837,000
Prepaid expenses	29,355,000	17,398,000
Gross investment in lease	14,600,000	14,640,000
Total current assets	403,637,000	519,998,000
Vessels (note 5)	4,899,016,000	4,697,249,000
Deferred charges (note 6)	43,633,000	45,917,000
Gross investment in lease	88,558,000	95,798,000
Goodwill (note 3)	66,662,000
Other assets (note 7)	72,561,000	88,754,000
Total assets	5,574,067,000	5,447,716,000
Current liabilities:
Accounts payable and accrued liabilities (note 14(a))	52,580,000	47,400,000
Current portion of deferred revenue (note 8)	24,160,000	23,257,000
Current portion of long-term debt (note 9)	72,518,000	81,482,000
Current portion of other long-term liabilities (note 10)	38,308,000	37,649,000
Total current liabilities	187,566,000	189,788,000
Long-term deferred revenue (note 8)	10,124,000	12,503,000
Long-term debt (note 9)	3,050,192,000	2,914,247,000
Other long-term liabilities (note 10)	633,052,000	583,263,000
Fair value of financial instruments (note 17(a))	590,256,000	564,490,000
Share capital (note 11):
Preferred shares; $0.01 par value; 65,000,000 shares authorized	142,000	142,000
Treasury shares	(417,000)
Additional paid in capital	1,775,842,000	1,860,979,000
Deficit	(622,454,000)	(622,406,000)
Accumulated other comprehensive loss	(50,866,000)	(55,986,000)
Total shareholders' equity	1,102,877,000	1,183,425,000
Total liabilities and shareholders' equity	5,574,067,000	5,447,716,000
Class A Common Shares [Member]
Share capital (note 11):
Common shares
Treasury shares	(329,000)
Class B Common Shares [Member]
Share capital (note 11):
Common shares
Class C Common Shares [Member]
Share capital (note 11):
Common shares	$ 630,000	$ 696,000